Janus Henderson Global Sustainable Equity Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 97.3%
Auto Components – 1.2%
Aptive PLC*	7,316	$499,097
Banks – 1.8%
HDFC Bank Ltd (ADR)	9,843	754,663
Biotechnology – 1.7%
Vertex Pharmaceuticals Inc*	1,669	743,039
Building Products – 3.7%
Advanced Drainage Systems Inc	3,607	414,300
Cie de Saint-Gobain	10,065	1,181,189
		1,595,489
Capital Markets – 1.1%
S&P Global Inc	888	468,234
Construction & Engineering – 3.1%
APi Group Corp*	12,846	655,788
Stantec Inc	6,057	659,126
		1,314,914
Diversified Financial Services – 3.2%
Mastercard Inc - Class A	1,846	1,037,341
Walker & Dunlop Inc	4,463	314,552
		1,351,893
Electric Utilities – 1.6%
SSE PLC	27,529	691,767
Electrical Equipment – 7.2%
Legrand SA	4,533	605,973
NEXTracker Inc - Class A*	4,738	257,605
Prysmian SpA	14,222	1,005,711
Schneider Electric SE	4,495	1,195,434
		3,064,723
Electronic Equipment, Instruments & Components – 3.9%
Keyence Corp	1,200	482,033
Keysight Technologies Inc*	3,109	509,441
TE Connectivity PLC	4,119	694,752
		1,686,226
Entertainment – 5.2%
Nintendo Co Ltd	5,500	530,176
Spotify Technology SA*	2,204	1,691,217
		2,221,393
Food Products – 0.3%
McCormick & Co Inc/MD	1,549	117,445
Health Care Equipment & Supplies – 0.7%
Lantheus Holdings Inc*	3,706	303,373
Health Care Providers & Services – 4.3%
Encompass Health Corp	3,462	424,545
McKesson Corp	1,902	1,393,748
		1,818,293
Independent Power and Renewable Electricity Producers – 1.8%
Boralex Inc - Class A	26,238	609,702
Innergex Renewable Energy Inc	16,760	168,880
		778,582
Information Technology Services – 1.1%
CGI Inc	4,380	460,035
Insurance – 11.6%
AIA Group Ltd	118,400	1,061,870
Arthur J Gallagher & Co	3,199	1,024,064
Intact Financial Corp	4,073	947,206
Marsh & McLennan Cos Inc	3,815	834,111
Progressive Corp/The	4,071	1,086,387
		4,953,638
Leisure Products – 0.9%
Shimano Inc	2,600	377,478
Life Sciences Tools & Services – 1.1%
ICON PLC*	3,193	464,422
Machinery – 5.5%
Knorr-Bremse AG	5,691	549,970

	Shares	Value
Common Stocks – (continued)
Machinery – (continued)
Wabtec Corp	5,039	$1,054,915
Xylem Inc/NY	5,715	739,292
		2,344,177
Pharmaceuticals – 1.1%
Eli Lilly & Co	613	477,852
Professional Services – 3.5%
Experian PLC	15,877	817,546
Wolters Kluwer NV	4,173	697,679
		1,515,225
Road & Rail – 2.4%
Uber Technologies Inc*	10,799	1,007,547
Semiconductor & Semiconductor Equipment – 12.4%
ASML Holding NV	557	444,529
Infineon Technologies AG	13,032	554,333
KLA Corp	551	493,553
NVIDIA Corp	16,133	2,548,852
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	5,575	1,262,682
		5,303,949
Software – 11.5%
Autodesk Inc*	2,836	877,940
Cadence Design Systems Inc*	2,105	648,656
Microsoft Corp	5,745	2,857,620
SAP SE	1,680	510,803
		4,895,019
Specialized Real Estate Investment Trusts (REITs) – 1.2%
Equinix Inc	674	536,147
Specialty Retail – 1.2%
Home Depot Inc	1,379	505,597
Trading Companies & Distributors – 1.3%
Core & Main Inc - Class A*	9,126	550,754
Wireless Telecommunication Services – 1.7%
T-Mobile US Inc	3,023	720,260
Total Common Stocks (cost $29,702,240)		41,521,231
Investment Companies – 2.9%
Money Markets – 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $1,227,659)	1,227,413	1,227,659
Total Investments (total cost $30,929,899) – 100.2%		42,748,890
Liabilities, net of Cash, Receivables and Other Assets – (0.2)%		(94,846)
Net Assets – 100%		$42,654,044

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$24,329,714	56.9%
France	2,982,596	7.0
Canada	2,844,949	6.7
Sweden	1,691,217	4.0
Germany	1,615,106	3.8
United Kingdom	1,509,313	3.5
Japan	1,389,687	3.2
Taiwan	1,262,682	2.9
Ireland	1,159,174	2.7
Netherlands	1,142,208	2.7
Hong Kong	1,061,870	2.5
Italy	1,005,711	2.3
India	754,663	1.8
Total	$42,748,890	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 2.9%
Money Markets - 2.9%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$541,362	$12,394,607	$(11,708,310)	$-	$-	$1,227,659	1,227,413	$33,169

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$41,521,231	$-	$-
Investment Companies	-	1,227,659	-
Total Assets	$41,521,231	$1,227,659	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70235 08-25